Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 10,308	$ 7,826	$ 6,644
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	6,446	6,955	5,925
Amortization of right-of-use assets and interest of lease liabilities	9,337	10,813	9,548
Amortization of intangible assets	591	526	542
Provision for credit losses	566	1,184	447
Income from equity method investment	(19)	(82)	(70)
(Gain) loss on disposal of property and equipment	(283)	89	145
Loss from disposal of subsidiaries	90		247
Deferred income taxes	1,524	1,238	1,482
Changes in operating assets and liabilities:
Notes receivable	(682)	(1,043)	9,375
Accounts receivable	(10,734)	(16,978)	(3,154)
Inventories			777
Prepayments and other current assets	3,450	(1,992)	(2,256)
Due from related parties	(40)
Other non-current assets	(3,670)
Notes payables	(2,022)	2,119	(2,364)
Accounts payable	4,509	7,897	2,467
Due to related parties	(80)
Salary and welfare payable	1,457	(965)	419
Accrued expenses and other current liabilities	177	551	110
Operating lease liabilities	(9,417)	(11,294)	(9,437)
Tax payables	105	(453)	(458)
Other non-current liabilities	500	539	4
Net cash provided by operating activities	12,113	6,930	20,393
Cash flows from investing activities:
Investment deposit refund	5,676
Purchase of intangible assets	(17,932)	(340)	(6,899)
Purchase of property and equipment	(10,780)	(6,908)	(22,579)
Proceeds from disposal of property and equipment	1,212	533	1,328
Proceeds from disposal of subsidiaries	51		480
Consideration deposit received from a third party	2,838
Dividend received from investment	114
Net cash used in investing activities	(18,821)	(6,715)	(27,670)
Proceeds from initial public offering	8,547
Proceeds from short-term bank loans	46,391	61,269	62,645
Repayments of short-term bank loans	(48,661)	(55,485)	(67,568)
Due from related parties			30
Due to related parties	(600)	600	(652)
Capital contribution from non-controlling shareholders	556		3,418
Dividend to non-controlling shareholders		(254)
Payment of deferred issuance costs	(279)	(81)
Advance from a third-party	7,237
Net cash provided by (used in) financing activities	13,191	6,049	(2,127)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(558)	(1,814)	538
Net increase (decrease) in cash, cash equivalents and restricted cash	5,925	4,450	(8,866)
Cash, cash equivalents and restricted cash, beginning of year	23,368	18,918	27,784
Cash, cash equivalents and restricted cash, end of year	29,293	23,368	18,918
Supplemental cash flow information:
Cash paid for income tax	634	187	247
Cash paid for interest	1,775	2,227	2,160
Non-cash transaction in investing and financing activities:
Liabilities incurred (settled) for purchase of property and equipment	(387)	(1,214)	2,599
Operating lease right-of-use assets (extinguished) obtained in exchange for operating lease liabilities	(1,347)	9,674	12,247
Reclassification of deferred issuance costs	81
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	26,725	21,285	18,643
Restricted cash	2,568	2,083	275
Total cash, cash equivalents and restricted cash	$ 29,293	$ 23,368	$ 18,918